Loans (Classification Of Loans By Class) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
SBA loans held to maturity	$ 58,593	$ 64,175
SBA 504 loans	41,438	55,108
Commercial loans	301,564	283,104
Residential mortgage loans	132,094	134,090
Consumer loans	46,410	48,447
Total loans held for investment	580,099	584,924
SBA loans held for sale	6,937	7,668
Total Loans	587,036	592,592
Commercial other [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loans	24,043	26,542
Total Loans	24,043	26,542
Commercial real estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loans	264,439	246,824
Total Loans	264,439	246,824
Commercial real estate construction [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loans	13,082	9,738
Total Loans	13,082	9,738
Residential mortgages [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Residential mortgage loans	125,232	123,843
Total Loans		123,843
Residential Construction Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Residential mortgage loans		2,205
Total Loans	125,232	2,205
Residential Purchased Mortgages Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Residential mortgage loans	6,862	8,042
Total Loans	6,862	8,042
Home equity [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Consumer loans	45,152	46,935
Total Loans	45,152	46,935
Consumer other [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Consumer loans	1,258	1,512
Total Loans	$ 1,258	$ 1,512